Shareholder Fees - FidelityHerefordStreetTrustFunds-RetailComboPRO	Jun. 29, 2023 USD ($)
FidelityHerefordStreetTrustFunds-RetailComboPRO | Fidelity Government Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none